Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA BlackRock Multi-Factor 70/30 Portfolio

SA Emerging Markets Equity Index Portfolio

SA Federated Hermes Corporate Bond Portfolio

SA Fidelity Institutional AM® International Growth Portfolio

SA Fidelity Institutional AM® Real Estate Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Franklin Tactical Opportunities Portfolio

SA Global Index Allocation 60/40 Portfolio

SA Global Index Allocation 75/25 Portfolio

SA Global Index Allocation 90/10 Portfolio

SA Goldman Sachs Multi-Asset Insights Portfolio

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

SA International Index Portfolio

SA Invesco Growth Opportunities Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Diversified Balanced Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Large Cap Core Portfolio

SA JPMorgan MFS Core Bond Portfolio

SA JPMorgan Ultra-Short Bond Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA Large Cap Growth Index Portfolio

SA Large Cap Index Portfolio

SA Large Cap Value Index Portfolio

SA MFS Large Cap Growth Portfolio

SA MFS Massachusetts Investors Trust Portfolio

SA MFS Total Return Portfolio

SA Mid Cap Index Portfolio

SA Morgan Stanley International Equities Portfolio

SA PIMCO Global Bond Opportunities Portfolio

SA PIMCO RAE International Value Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Value Portfolio

SA Schroders VCP Global Allocation Portfolio

SA Small Cap Index Portfolio

SA T. Rowe Price Allocation Moderately Aggressive Portfolio

SA T. Rowe Price VCP Balanced Portfolio

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA VCP Index Allocation Portfolio

SA Wellington Capital Appreciation Portfolio

SA Wellington Strategic Multi-Asset Portfolio

(the “Portfolios” and each, a “Portfolio”)

Supplement dated January 5, 2026, to each Portfolio’s current Prospectus and Statement of Additional Information (“SAI”), dated May 1, 2025, as supplemented and amended to date

As previously disclosed in the Supplement dated September 19, 2025, on June 26, 2025, Corebridge Financial, Inc. (“Corebridge”), the ultimate parent company of SunAmerica Asset Management, LLC (“SunAmerica”), and Venerable Holdings, Inc. (“Venerable”) announced that they had entered into a definitive agreement pursuant to which Venerable would acquire SunAmerica (the “Transaction”). The Transaction closed on January 1, 2026.

Following the completion of the Transaction, SunAmerica became a wholly-owned subsidiary of Venerable.

In connection with SunAmerica’s change of control, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) appointed Directed Services LLC, an affiliate of Venerable, as the new distributor, replacing Corebridge Capital Services, Inc., the prior distributor affiliated with Corebridge.

Additionally, the Board appointed Mr. Timothy W. Brown as a new trustee of the Trust, effective January 1, 2026. Mr. Brown is considered an “interested person” of the Trust due to his affiliation with Venerable.

The Transaction did not result in any changes to the portfolio management of the Portfolios, nor did it affect the Portfolios’ investment objectives or policies.

Effective immediately, the following changes are made to each Portfolio’s Prospectus and/or SAI, as applicable:

Address Changes

All references to the address for each of the Trust and SunAmerica are changed to the following: One World Trade Center, 285 Fulton Street, Suite 49M, New York, NY 10007.

Website Changes

All references to www.corebridgefinancial.com/getprospectus are replaced with https://venerable.onlineprospectus.net/funds/sast_sst/.

Change of Control of SunAmerica

The first paragraph in the subsection entitled “Management – Information about the Investment Adviser and Manager” of the Prospectus with respect to all Portfolios (other than SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio) is deleted in its entirety and replaced with the following:

SunAmerica serves as investment adviser and manager for all the Portfolios of the Trust. SunAmerica selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, oversees the subadvisers’ management of certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $42.1 billion as of December 31, 2025. SunAmerica is a wholly-owned subsidiary of Venerable Holdings, Inc. (“Venerable”). SunAmerica is located at One World Trade Center, 285 Fulton Street, Suite 49M, New York, NY 10007.

The first paragraph in the subsection entitled “Management – Information about the Investment Adviser and Manager” of the Prospectus solely with respect to SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio is deleted in its entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) serves as investment adviser and manager for all of the Portfolios of the Trust. SunAmerica selects the subadvisers for the Portfolios, oversees the subadvisers’ management of the Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $42.1 billion as of December 31, 2025. SunAmerica is a wholly-owned subsidiary of Venerable Holdings, Inc. (“Venerable”). SunAmerica is located at One World Trade Center, 285 Fulton Street, Suite 49M, New York, NY 10007.

The last sentence of the fourth paragraph in the subsection of each Prospectus entitled “Management – Information about the Investment Adviser and Manager” is deleted in its entirety and replaced with the following:

In addition to serving as investment adviser and manager of the Trust, SunAmerica serves as adviser, manager and/or administrator for the series of Seasons Series Trust.

The second paragraph in the section of each SAI entitled “THE TRUST” is deleted in its entirety and replaced with the following:

Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (the “Separate Accounts”), and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”). Shares of the Trust are also held by certain Portfolios of the Trust and of Seasons Series Trust (“SST”) that are managed as “funds-of-funds.” The life insurance companies listed above are collectively referred to as the “Life Companies.” AGL, USL and VALIC are indirect, majority-owned subsidiaries of Corebridge Financial, Inc.

In the section entitled “THE TRUST,” the first sentence of the penultimate paragraph of the SAI with respect to all Portfolios (other than SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio) and the first sentence of the fourth paragraph of the SAI solely with respect to SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”), a Delaware limited liability company, a wholly-owned subsidiary of Venerable Holdings, Inc. (“Venerable”), serves as investment adviser and manager for the Trust.

The section entitled “SUPPLEMENTAL INFORMATION ABOUT INDEX AND PASSIVELY MANAGED FUNDS” of the SAI with respect to all Portfolios (other than SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio) is deleted in its entirety and replaced with the following:

The SA Emerging Markets Equity Index Portfolio, SA Fixed Income Index Portfolio, SA Fixed Income Intermediate Index Portfolio, SA International Index Portfolio, SA Large Cap Growth Index Portfolio, SA Large Cap Index Portfolio, SA Large Cap Value Index Portfolio, SA Mid Cap Index Portfolio and SA Small Cap Index Portfolio are passively-managed and designed to track an index or subset of an index. SunAmerica is the investment adviser to the Portfolios and is a wholly-owned subsidiary of Venerable. Consistent with each Portfolio’s policy in investing in securities represented in its applicable target index, each of the Portfolios may trade stock issued by an affiliated person of SunAmerica if such stock is represented in the applicable target index.

The first paragraph in the section of the SAI entitled “INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT” is deleted in its entirety and replaced with the following:

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”) with SunAmerica to handle the management of the Trust and its day-to-day affairs. The Adviser, located at One World Trade Center, 285 Fulton Street, Suite 49M, New York, NY 10007, is a wholly-owned subsidiary of Venerable.

The subsection entitled “PORTFOLIO MANAGERS – Compensation – SunAmerica” of the SAI with respect to all Portfolios (other than SA Wellington Capital Appreciation Portfolio and SA Wellington Strategic Multi-Asset Portfolio) is deleted in its entirety and replaced with the following:

SunAmerica. SunAmerica Portfolio Managers’ compensation has a salary, plus a bonus made up of short-term incentive and long-term incentive components. The salary is a fixed annual salary and is generally based on the Portfolio Manager’s responsibilities and leadership role within the organization. SunAmerica’s annual bonus plan funding is determined based on the company’s success in attaining annual strategic goals. The short-term incentive is discretionary and individual awards are based on the organizational performance of Venerable and the individual’s performance and contributions. In addition, SunAmerica may award long-term incentive compensation to an eligible Portfolio Manager who consistently meets or exceeds relative performance criteria. SunAmerica believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Portfolios’ prospectuses.

New Distributor

The subsection of each Prospectus entitled “Management – Information about the Distributor” is deleted in its entirety and replaced with the following:

Information about the Distributor

Directed Services LLC (the “Distributor”) distributes each Portfolio’s shares and incurs the expenses of distributing the Portfolios’ shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380.

All references to Corebridge Capital Services, Inc. serving as the distributor to the Trust in each SAI are replaced with Directed Services LLC.

The first paragraph in the subsection of each SAI entitled “DISTRIBUTION AGREEMENT” is deleted in its entirety and replaced with the following:

The Trust, on behalf of each Portfolio, has entered into a distribution agreement (the “Distribution Agreement”) with the Distributor, an affiliate of SunAmerica, a registered broker-dealer and a wholly-owned subsidiary of Venerable, to act as the principal underwriter in connection with the continuous offering of each class of shares of each Portfolio to the Separate Accounts of the Life Companies. The address of the Distributor is 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380. The Distribution Agreement provides that the Distributor may distribute shares of the Portfolios. The Distribution Agreement also provides that the Distributor will pay for promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, certain promotional expenses may be borne by the Portfolios, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders. Prior to January 1, 2026, Corebridge Capital Services, Inc. served as the Trust’s distributor.

Appointment of New Trustee

The heading “Interested Trustee” in the first table in the section of each SAI entitled “TRUSTEES AND OFFICERS OF THE TRUST” is renamed “Interested Trustees” and the table is supplemented as follows under “Interested Trustees”:

Name and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee2,3	Other Directorship(s) Held By Trustee4
Timothy W. Brown[6] 1968	Trustee	2026 – Present	President of Venerable Investment Advisers, LLC (since May 2023); Executive Vice President, Chief Legal Officer & Corporate Secretary of Venerable Holdings, Inc. (since June 2018); President & Chief Executive Officer of Venerable Insurance and Annuity Company (December 2022 to February 2024); President & Chief Executive Officer of Corporate Solutions Life Reinsurance Company (December 2022 to February 2024); Interim Chief Administrative & Operating Officer of Venerable Holdings, Inc. (December 2022 to May 2023).	73	Minority Corporate Counsel Association N-Gen Advisory Board (since February 2024); The Federation of Iowa Insurers (since June 2018).

6   Effective January 1, 2026, Mr. Brown was appointed as an Interested Trustee to the Trust’s Board. Mr. Brown is considered to be an Interested Trustee based on his positions with Venerable.

The third sentence of the first paragraph in the subsection of each SAI entitled “TRUSTEES AND OFFICERS OF THE TRUST – Leadership Structure of the Board” is deleted in its entirety and replaced with the following:

The Board is presently comprised of eight members, six of whom are Independent Trustees.

The subsection in each SAI entitled “TRUSTEES AND OFFICERS OF THE TRUST – Board and Committees – Interested Trustee” is renamed “Interested Trustees” and is supplemented as follows:

Timothy W. Brown. Mr. Brown has served as a Trustee since 2026. Mr. Brown has a background in the financial services industry, has held senior management positions with asset management and insurance companies, and has multiple years of service on the boards of private companies and organizations.

As of the date of this Supplement, Mr. Brown does not beneficially own any shares in the Trust or in any registered investment companies overseen by him within the Trust’s family of investment companies.

Removal of Officers

In the section of each SAI entitled “TRUSTEES AND OFFICERS OF THE TRUST,” references to Gregory N. Bressler, Donna McManus and Christopher J. Tafone are deleted in their entirety.

Other Changes Unrelated to the Transaction

Effective June 1, 2025, Christianne F. Kerns was appointed as the new Chair of the Ethics Committee. Effective December 10, 2025, Martha Willis was appointed as the new Chair of the Board, and Charles H. Self was appointed as the new Chair of the Audit Committee. All references to the Chair of the Ethics Committee, the Chairman of the Board and the Chair of the Audit Committee in the SAI are updated accordingly.

All references to the “Ethics Committee” are renamed the “Compliance and Risk Committee.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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